PROPERTY, PLANT AND EQUIPMENT - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Financing charges capitalized on property, plant and equipment	$ 107	$ 85